Fees and Expenses - SLW Short Term Government Fund	Jun. 08, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Future expenses may be greater or less. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class
Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver and Reimbursement(2)	(0.35)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.23%

(1)	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

(2)	The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until December 31, 2026, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution and/or shareholder servicing fees, front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses such as litigation) will not exceed 0.22% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years from the date or the month that the fees have been waived or reimbursed) if the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$24	$151	$289	$692